Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
8.	Stock-Based Compensation

In connection with the IPO, the Company’s 2014 Equity Incentive Plan (the “2014 Plan”) and the ESPP became effective on April 28, 2015, the date of the execution and delivery of the underwriting agreement for the IPO. A total of 1,527,770 shares of the Company’s common stock were initially reserved for issuance under the 2014 Plan, and 458,331 shares of the Company’s common stock were initially reserved for issuance under the ESPP.

The Company generally uses the straight-line or graded vesting method to allocate compensation cost to reporting periods over each optionee’s requisite service period, which is generally the vesting period, and estimates the fair value of stock-based awards or restricted stock units to employees and directors using the Black-Scholes option-valuation model. For options with a graded vesting schedule, the Company uses the graded vesting schedule to allocate compensation cost to reporting periods. The Black-Scholes model requires the input of subjective assumptions, including volatility, the expected term and the fair value of the underlying common stock on the date of grant, among other inputs. Stock options granted to non-employees are accounted for using the fair value approach. Stock options granted to non-employees are subject to periodic revaluation over their vesting terms.

2014 Plan. The 2014 Plan provides that the compensation committee of the Company’s Board of Directors (the “Compensation Committee”) may grant or issue stock options, stock appreciation rights, restricted shares, restricted stock units and unrestricted shares, deferred share units, performance and cash-settled awards and dividend equivalent rights to participants under the 2014 Plan. Initially, a total of 1,527,770 shares of the Company’s common stock were reserved for issuance pursuant to the 2014 Plan, which number is also the limit on shares of common stock available for awards of incentive stock options. The number of shares available for issuance under the 2014 Plan will, unless otherwise determined by the Company’s Board of Directors or the Compensation Committee, be automatically increased on January 1st of each year commencing on January 1, 2016 and ending on (and including) January 1, 2024, in an amount equal to 3.5% of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year. The shares of common stock deliverable pursuant to awards under the 2014 Plan are authorized but unissued shares of the Company’s common stock, or shares of the Company’s common stock that the Company otherwise holds in treasury or in trust. Any shares of the Company’s common stock underlying awards that are settled in cash or otherwise expire, or are forfeited, terminated or cancelled (including pursuant to an exchange program established by the Compensation Committee) prior to the issuance of stock will again be available for issuance under the 2014 Plan. In addition, shares of the Company’s common stock that are withheld (or not issued) in payment of the exercise price or taxes relating to an award, and shares of the Company’s common stock equal to the number surrendered in payment of any exercise price or withholding taxes relating to an award, will again be available for issuance under the 2014 Plan.

ESPP. Initially, a total of 458,331 shares of the Company’s common stock were reserved for issuance pursuant to the ESPP. The number of shares available for issuance under the ESPP will, unless otherwise determined by the Company’s Board of Directors or the Compensation Committee, be automatically increased on January 1st of each year commencing on January 1, 2016 and ending on (and including) January 1, 2024, in an amount equal to 1% of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year. The shares of common stock available for purchase pursuant to the ESPP are authorized but unissued shares of the Company’s common stock, shares of the Company’s common stock that the Company otherwise holds in treasury or shares of the Company’s common stock that were purchased on the open market in arms’ length transactions in accordance with applicable securities laws. Shares of the Company’s common stock will be offered for purchase under the ESPP as determined by the Compensation Committee through a series of successive offerings that each have a term of 24 months and consist of four consecutive purchase periods of six months each. Prior to the commencement of any future offering under the ESPP, the Compensation Committee may determine that the current offering shall end, may commence a new offering on the first day after the end of such terminal purchase period (or any desired later date), and may decide that future offerings will consist of one or more consecutive purchase periods, each to be of such duration as determined by the Compensation Committee; however, no offering will exceed 27 months and no purchase period will exceed one year. Each employee of the Company who (1) is an employee on the first date of any offering under the ESPP, (2) is customarily scheduled to work for more than 20 hours per week and more than five months per calendar year, and (3) meets such other criteria as may be determined by the Compensation Committee (consistent with Section 423 of the Internal Revenue Code of 1986, as amended), is eligible to participate in the ESPP for each purchase period within such offering. The purchase price per share of the Company’s common stock under the ESPP may not be less than, and will initially be equal to, the lesser of: (1) 85% of the fair market value per share of the Company’s common stock on the first day of the offering, or (2) 85% of the fair market value per share of the Company’s common stock on the date the purchase right is exercised, which will be the last day of the applicable purchase period.

During the years ended December 31, 2014 and 2015, the Company recognized the following stock-based compensation expense:

	Year Ended December 31,
	2014	2015
Stock-based compensation expense by type of award:
Stock options	$—	$949,955
Restricted stock and restricted stock units	6,258	1,608,049
Employee stock purchase plan	—	43,444

Total stock-based compensation expense included in expenses	$6,258	$2,601,448

Stock-based compensation expense by line item:
Research and development expenses	$2,643	$852,200
General and administrative expenses	3,615	1,749,248

Total stock-based compensation expense included in expenses	$6,258	$2,601,448

The following table sets forth the Company’s unrecognized stock-based compensation expense, net of estimated forfeitures, by type of award and the weighted-average period over which that expense is expected to be recognized:

	As of December 31, 2015
	Unrecognized Expense, Net of Estimated Forfeitures	Weighted- average Recognition Period (in years)
Type of award:
Stock options	$1,409,808	2.61
Restricted stock and restricted stock units	$2,442,289	2.58

The following table is a summary of restricted shares granted during the year ended December 31, 2015:

	Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2014	2,018,752	$0.08
Granted	462,090	$9.49
Vested	(702,165)	$1.37
Forfeited	(105,000)	$9.49
Repurchased	(1,005,714)	$0.03

Unvested at December 31, 2015	667,963	$3.68

The following table summarizes restricted stock units activity during the year ended December 31, 2015:

	Shares	Weighted- Average Grant Date Value
Unvested at December 31, 2014	—	$—
Granted	84,000	$8.18
Vested	—	$—
Forfeited	(8,250)	$7.27
Repurchased	—	$—

Unvested December 31, 2015	75,750	$8.27

The following table summarizes stock option activity during the year ended December 31, 2015:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at December 31, 2014	—	$—	—
Granted	443,894	$8.49	—
Exercised	—	$—	—
Cancelled	(78,500)	$8.54	—

Options outstanding at December 31, 2015	365,394	$8.48	9.39

Options exercisable at December 31, 2015	40,250	$9.49	9.35

Compensation expense for stock options granted to employees is based on the estimated grant date fair value and is recognized ratably over the vesting period of the applicable option. The estimated per share weighted average fair value of stock options granted to employees during the year ended December 31, 2015 was $6.26. The options outstanding and exercisable at December 31, 2015 had no intrinsic value in the aggregate.

As stock-based compensation expense recognized is based on options ultimately expected to vest, the fair value of each employee option grant during the year ended December 31, 2015 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year Ended December 31, 2015
Expected volatility	85.2%
Expected term (in years)	6.49
Risk-free interest rate	1.81%
Expected dividend yield	0%

Expected Volatility. The expected volatility rate used to value stock option grants is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the pharmaceutical and biotechnology industry in a similar stage of development to the Company.

Expected Term. The Company elected to utilize the “simplified” method for “plain vanilla” options to value stock option grants. Under this approach, the weighted-average expected life is presumed to be the average of the vesting term and the contractual term of the option.

Risk-free Interest Rate. The risk-free interest rate assumption was based on zero-coupon U.S. Treasury instruments that had terms consistent with the expected term of the Company’s stock option grants.

Expected Dividend Yield. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. The Company estimates forfeitures based on its historical experience. Groups of employees that have similar historical forfeiture behavior are considered separately for expense recognition.

Since the Company had a net operating loss carryforward as of December 31, 2015, no excess tax benefits for the tax deductions related to stock-based awards were recognized in the Statements of Operations.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance as of December 31, 2014 and 2015 is as follows:

Common Stock Reserved for Future Issuance	December 31,
	2014	2015
Common stock warrants	—	82,500
Restricted stock units	—	75,750
Common stock options	—	365,394
Available for grant under the 2014 Plan	—	773,629
Available for issuance under Employee Stock Purchase Plan	—	452,620
Shares issuable upon conversion of Ligand debt	695,733	670,902

	695,733	2,420,795